ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023

Accrued warranty expense	$11,615	$17,699
Accrued litigation costs	2,040,292	2,040,292
Accrued payroll and related fringes	585,030	367,826
Accrued sales returns and allowances	93,170	117,713
Accrued taxes	116,463	150,981
Accrued interest - related party	385,390	95,031
Customer deposits	227,885	219,462
Other	136,835	260,326
	$3,596,680	$3,269,330

Accrued expenses consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accrued warranty expense	$17,699	$15,694
Accrued litigation costs	2,040,292	247,984
Accrued sales commissions	—	55,000
Accrued payroll and related fringes	367,826	504,020
Accrued sales returns and allowances	117,713	118,026
Accrued taxes	150,981	46,408
Accrued interest - related party	95,031	—
Customer deposits	219,462	—
Other	260,326	103,835
	$3,269,330	$1,090,967

SCHEDULE OF ACCRUED WARRANTY EXPENSE

Accrued warranty expense was comprised of the following for the nine months ended September 30, 2024:

Beginning balance	$17,699
Provision for warranty expense	38,898
Charges applied to warranty reserve	(44,982)

Ending balance	$11,615

Accrued warranty expense was comprised of the following for the years ended December 31, 2023 and 2022:

	2023	2022
Beginning balance	$15,694	$13,742
Provision for warranty expense	63,980	71,734
Charges applied to warranty reserve	(61,975)	(69,782)

Ending balance	$17,699	$15,694